INCOME TAX (EXPENSE)/ BENEFIT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions:
Effect of movement in deferred tax and prior period adjustment	$ (736)	$ 1,349	$ (958)
Deferred tax assets, net	100
Deferred tax liabilities, net		300
Pension Plan
Pensions:
Effect of movement in deferred tax and prior period adjustment	$ 300	$ 1,400	$ 700